Goodwill and intangible assets	6 Months Ended
Jun. 30, 2021
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Goodwill and intangible assets are allocated to business operations according to business segments as follows:

	As at 30.06.21			As at 31.12.20
	Goodwill	Intangibles	Total	Goodwill	Intangibles	Total
	£m	£m	£m	£m	£m	£m
Barclays UK	3,560	1,570	5,130	3,560	1,618	5,178
Barclays International	286	2,735	3,021	289	2,435	2,724
Head Office	42	3	45	42	4	46
Total	3,888	4,308	8,196	3,891	4,057	7,948
The Group performed an impairment review to assess the recoverability of its goodwill and intangible asset balances as at 31 December 2020. The outcome of this review is disclosed on pages 332-335 of the Barclays PLC Annual Report 2020. The review highlighted that there had been a significant reduction in the value in use of the Personal Banking and Business Banking cash generating units within Barclays UK. No impairment was recognised as a result of the review as value in use exceeded carrying amount. Since the 2020 impairment review, management have observed improvements in the UK macroeconomic environment and interest rate outlook. The Group’s goodwill and intangible assets have been reviewed for indicators of impairment in the period, with no indicators being identified.